Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per common share
Schedule of reconciliation of basic and diluted net income per share

	For the Years Ended December 31,
	2018	2017	2016
Net income available to common shareholders for basic and diluted net income per common share	$7,211,429	$2,590,931	$2,433,720
Weighted average common shares outstanding – basic	10,809,000	9,864,479	8,767,738
Effect of dilutive securities:
Warrants issued to third party	-	-	-
Weighted average common shares outstanding – diluted	10,809,000	9,864,479	8,767,738
Net income per common share – basic	$0.67	$0.26	$0.28
Net income per common share – diluted	$0.67	$0.26	$0.28